OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets, net
	June 30, 2026	December 31, 2025
	$	$
Customer relationship & Other	157	187
IP & Technology	884	1,061
Capitalized software development costs	4,969	4,543

	6,010	5,791